Accounts payable and accured liabilities	12 Months Ended
Nov. 30, 2024
Trade and Accrued Payables [Abstract]
Accounts payable and accured liabilities
14.	Accounts payable and accrued liabilities

	Note	2024	2023
Trade payables		$6,326	$6,990
Accrued liabilities and other payables		12,571	15,016
Salaries and benefits due to key management personnel	27	1,357	1,036
Employee salaries and benefits payable		3,835	3,053
Liability related to deferred stock unit plan	19 (e)	20	39
Accrued interest payable long-term debt	16	40	840
TaiMed milestone (a)	13	-	1,497
		$24,149	$28,471

(a)
On October 3, 2022, the Company announced that the FDA approved Trogarzo
®
(ibalizumab-uiyk) for administration by intravenous (IV) push, a method by which the undiluted medication is “pushed” by syringe for faster administration into the body’s circulation. Under the TaiMed Agreement, the Company had additional contingent cash-based milestones based on the attainment of the above milestones. Accordingly, a $3,000 cash payment, payable in two annual equal installments of $1,500 has been accrued. The second payment has been discounted to reflect the effective interest rate of the liability due in year two. The first installment of $ 1,500 was paid in 2023 and the second installment was paid in 2024.